IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Impairment of Assets [Abstract]
Schedule of Sensitivity to Change in Assumptions

The tables below show key assumptions used in fair value less costs of disposal calculations on a local currency basis for CGUs with material goodwill, or those CGUs for which an impairment loss or an impairment reversal has been recorded.

Kyivstar

	Average during forecast period			Terminal period
	2025	2024	2023	2025	2024	2023
Discount rate	19.7%	17.7%	20.8%	19.1%	17.7%	20.8%
Revenue growth rate	10.1%	9.8%	8.8%	5.0%	1.0%	1.0%
Operating margin	52.5%	52.4%	51.8%	52.0%	50.0%	50.0%
CAPEX	20.4%	21.5%	19.1%	20.0%	20.0%	20.0%
	Average during forecast period			Terminal period
	2025	2024	2023	2025	2024	2023
Discount rate	21.6%	—%	—%	21.0%	—%	—%
Revenue growth rate	13.5%	—%	—%	5.0%	—%	—%
Operating margin	42.5%	—%	—%	45.7%	—%	—%
CAPEX	3.7%	—%	—%	3.2%	—%	—%